Revenues - Schedule of Amounts of Revenue Recognized in the Current Reporting Period that was Included in Contract Liabilities (Details)	6 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
Revenues	$ 1,043,478	$ 134,066	$ 1,739,130
Telecommunication, consultancy and related services [Member]
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
Revenues	$ 1,043,478	$ 134,066	$ 1,739,130